Offsets	Nov. 03, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	IDACORP, Inc.
Form or Filing Type	S-3
File Number	333-299734
Initial Filing Date	Oct. 30, 2026
Fee Offset Claimed	$ 1,955.07
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, without par value
Unsold Securities Associated with Fee Offset Claimed | shares	300,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 35,411,748.73
Termination / Withdrawal Statement
(1)    The registrant paid a registration fee of $1,955.07 in connection with the registration of 300,000 shares of its common stock pursuant to a registration statement on Form S-3 (File No. 333-299734), which was initially filed with the SEC on October 30, 2026 (the "Prior Registration Statement"). The Prior Registration Statement was not declared effective by the SEC, and no securities were issued or sold thereunder. The Prior Registration Statement was withdrawn by filing a Form RW on November 3, 2026. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $1,955.07.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	IDACORP, Inc.
Form or Filing Type	S-3
File Number	333-299734
Filing Date	Oct. 30, 2026
Fee Paid with Fee Offset Source	$ 1,955.07